Expense Example {- Templeton Developing Markets VIP Fund} - FTVIP Class 2-70 - Templeton Developing Markets VIP Fund - Class 2	May 01, 2021 USD ($)
Expense Example:
1 year	$ 147
3 years	456
5 years	787
10 years	$ 1,724